UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2009
                                                ------------------

Check here if Amendment [  ];  Amendment Number: ____
This Amendment (Check only one.)       [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ABINGDON CAPITAL MANAGEMENT LLC
             ----------------------------------------
Address:     1650 TYSONS BOULEVARD, SUITE 1575
             ----------------------------------------
             MCLEAN, VA 22102
             ----------------------------------------

Form 13F File Number:  28- 11828
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      ROBERT BRYAN JACOBOSKI
           ---------------------------------
Title:     MANAGING MEMBER
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

ROBERT BRYAN JACOBOSKI            MCLEAN, VA                  NOVEMBER 10, 2009
----------------------            ----------                  -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          ONE

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     48,997
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number               Name
---      --------------------               --------------------------------
1        28-10324                           Abingdon Capital Management Ltd.


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

Column 1                   Column 2             Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------             --------  --------   --------     ----------   --------   ------------------------
                                                           Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class          CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole    Shared    None
--------------          --------------         ---------  -------  -------  ---   ---------   ---------   -------  -------   -----
AIRTRAN HOLDINGS INC             COM           00949P108  2,349    375,760 SH     DEFINED        1         375,760
ALLIANCE ONE INTL INC. CMN       COM           018772103  5,999  1,339,090 SH     DEFINED        1       1,339,090
AMERICAN DAIRY INC               COM           025334103  2,016     71,160 SH     DEFINED        1          71,160
BURGER KING HOLDINGS INC         COM           121208201  1,917    109,020 SH     DEFINED        1         109,020
ELECTRONIC ARTS INC              COM           285512109    305     16,000 SH     SOLE           1          16,000
FIDELITY NATIONAL FINL CMN       CLA           31620R105  1,216     80,610 SH     DEFINED        1          80,610
FRESH DEL MONTE PRODUCE INC. O   COM           G36738105  1,471     65,040 SH     DEFINED        1          65,040
HILLTOP HOLDINGS INC             COM           432748101  1,794    146,270 SH     DEFINED        1         146,270
JACK IN THE BOX INC              COM           466367109  1,678     81,910 SH     DEFINED        1          81,910
KROGER CO                        COM           501044101  2,082    100,900 SH     DEFINED        1         100,900
NASH-FINCH CO                    COM           631158102  2,962    108,352 SH     DEFINED        1         108,352
OCCAM NETWORKS, INC. CMN         COM           67457P309    533    144,060 SH     DEFINED        1         144,060
PANTRY INC                       COM           698657103  1,956    124,770 SH     DEFINED        1         124,770
PINNACLE AIRLINES CORP           COM           723443107  1,519    226,580 SH     DEFINED        1         226,580
REPUBLIC AIRWAYS HOLDINGS, INC   COM           760276105  8,478    908,730 SH     DEFINED        1         908,730
SLM CORPORATION CMN              COM           78442P106  2,688    308,270 SH     DEFINED        1         308,270
STEWART INFORMATION SVCS CORP    COM           860372101  2,412    195,040 SH     DEFINED        1         195,040
THE MCGRAW-HILL COS.             COM           580645109  2,488     98,980 SH     DEFINED        1          98,980
TRANSWITCH CORP CMN              COM           894065101  2,102  3,003,540 SH     DEFINED        1       3,003,540
TRIUMPH GROUP INC                COM           896818101  1,069     22,280 SH     DEFINED        1          22,280
WASTE SERVICES INC               COM           941075202    505    109,234 SH     DEFINED        1         109,234
IESI-BFC LTD                     COM           44951D108  1,457    112,750 SH     DEFINED        1         112,750

                                 --------------------------------
                                 TOTAL MARKET VALUE      48,997
                                 --------------------------------
